SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Net loss per share attributable to shareholders of the Company
Net loss attributable to common shareholders		¥ (626,312)	¥ (479,921)	¥ (633,956)
Weighted average number of common shares outstanding, basic	[1]	916,550	359,604	236,094
Weighted average number of common shares outstanding, diluted	[1]	916,550	359,604	236,094
Basic net loss per share		¥ (683.34)	¥ (1,334.58)	¥ (2,685.19)
Diluted net loss per share		¥ (683.34)	¥ (1,334.58)	¥ (2,685.19)
Antidilutive shares excluded from computation of net loss per share		30,756

[1]	Giving retroactive effect to the 1 for 60 sub-division effected on October 24, 2024 and the 30 for 1 reverse share split effected on January 26, 2026.